Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 18,984					$ 18,984
Realized gains (losses)
Unrealized gains (losses)
Purchases
Sales
Issuances		18,984
Settlements	(18,984)					(18,984)
Transfers into Level 3
Transfers out of Level 3
Ending balance		$ 18,984